AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3:-    AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,506	$-	$-	$1,506

Available-for-sale - matures within one year:
Certificate of deposit	728	-	-	728
Government sponsored enterprises - fixed interest rate	2,089	2	-	2,091
Corporate debentures - fixed interest rate	6,863	14	(7)	6,870

	9,680	16	(7)	9,689
Available-for-sale - matures after one year through three years:
Certificate of deposit	1,248	-	(2)	1,246
Government debentures - fixed interest rate	-	-	-	-
Corporate debentures - fixed interest rate	15,451	10	(65)	15,396

	16,699	10	(67)	16,642
Available-for-sale - matures after three years through five years:
Certificate of deposit	-	-	-	-
Corporate debentures - fixed interest rate	2,141	-	(9)	2,132

	2,141	-	(9)	2,132

	$30,026	$26	$(83)	$29,969

Reclassification of certain securities to long-term				15,695

				$14,274

	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$4,595	$-	$-	$4,595

Available-for-sale - matures within one year:
Certificate of deposit	50	-	-	50
Government sponsored enterprises - fixed interest rate	963	-	(2)	961
Corporate debentures - fixed interest rate	15,680	14	(2)	15,692

	16,693	14	(4)	16,703
Available-for-sale - matures after one year through three years:
Certificate of deposit	4,606	-	(26)	4,580
Government debentures - fixed interest rate	2,175	7	-	2,182
Corporate debentures - fixed interest rate	18,280	54	(100)	18,234

	25,061	61	(126)	24,996
Available-for-sale - matures after three years through five years:
Certificate of deposit	351	-	(5)	346
Corporate debentures - fixed interest rate	201	-	(1)	200

	552	-	(6)	546

	$46,901	$75	$(136)	46,840

Reclassification of certain securities to long-term				16,785

				$30,055

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2015 and 2014 and the length of time that those investments have been in a continuous loss position:

	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$-	$-	$-	$-
Corporate debentures	12,274	49	8,333	32	20,607	81

Certificate of deposit	455	-	1,229	2	1,684	2

	$12,729	$49	$9,562	$34	$22,291	$83

	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$961	$2	$961	$2
Corporate debentures	6,891	29	8,958	74	15,849	103

Certificate of deposit	4,431	30	249	1	4,680	31

	$11,322	$59	$10,168	$77	$21,490	$136

As of December 31, 2015 and 2014, there were 62 and 52 securities in a loss position, respectively.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized gross realized gains of $2, $31 and $120, respectively, and gross realized losses of $13, $153 and $3, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income (expenses), net, in the Company's consolidated statements of operations.